ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Narrative (Details) - Jun. 10, 2024 - Natal Agro S.R.L.	USD ($)	$ / shares	USD ($) shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares acquired | shares			116,225
Par value per share | $ / shares		$ 10
Percentage of equity and voting interest acquired			51.00%
Cash payment			$ 215,415
Maximum working capital loan			$ 3,000,000
Percentage of revenue to be received			15.00%
Effect of adjustment resulting in identification of intangible asset	$ 800,000
Deferred income tax	500,000
Non-controlling interest	800,000
Change in the fair value of the consideration	400,000
Gain from a bargain purchase	$ 1,032,327
Goodwill			$ 200,000